Derivative Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Derivative Financial Instruments at Notional Value

	2022			2021
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$205,283	$–	$205,283	$123,348	$–	$123,348
Options purchased	–	–	–	2,562	–	2,562
Options written	–	–	–	1,000	–	1,000
	205,283	–	205,283	126,910	–	126,910
Over-the-counter:
Forward rate agreements	305	–	305	820	–	820
Swaps	365,945	30,871	396,816	336,144	27,875	364,019
Options purchased	39,321	–	39,321	38,298	–	38,298
Options written	44,567	–	44,567	40,785	–	40,785
	450,138	30,871	481,009	416,047	27,875	443,922
Over-the-counter (settled through central counterparties):
Forward rate agreements	132,691	–	132,691	219,021	–	219,021
Swaps	5,061,950	255,932	5,317,882	3,708,222	289,185	3,997,407
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	5,194,641	255,932	5,450,573	3,927,243	289,185	4,216,428
Total	$5,850,062	$286,803	$6,136,865	$4,470,200	$317,060	$4,787,260
Foreign exchange and gold contracts
Exchange-traded:
Futures	$14,880	$–	$14,880	$15,798	$–	$15,798
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	14,880	–	14,880	15,798	–	15,798
Over-the-counter:
Spot and forwards	433,314	38,737	472,051	381,737	28,642	410,379
Swaps	576,564	118,890	695,454	502,558	67,617	570,175
Options purchased	25,783	–	25,783	16,256	–	16,256
Options written	26,716	–	26,716	16,495	–	16,495
	1,062,377	157,627	1,220,004	917,046	96,259	1,013,305
Over-the-counter (settled through central counterparties):
Spot and forwards	15,662	–	15,662	16,627	–	16,627
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	15,662	–	15,662	16,627	–	16,627
Total	$1,092,919	$157,627	$1,250,546	$949,471	$96,259	$1,045,730
Other derivative contracts
Exchange-traded:
Equity	$56,472	$–	$56,472	$52,335	$–	$52,335
Credit	–	–	–	–	–	–
Commodity and other contracts	30,441	–	30,441	31,652	–	31,652
	86,913	–	86,913	83,987	–	83,987
Over-the-counter:
Equity	62,617	873	63,490	92,052	965	93,017
Credit	19,957	–	19,957	20,800	–	20,800
Commodity and other contracts	31,959	–	31,959	29,476	–	29,476
	114,533	873	115,406	142,328	965	143,293
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	7,077	–	7,077	6,621	–	6,621
Commodity and other contracts	388	–	388	201	–	201
	7,465	–	7,465	6,822	–	6,822
Total	$208,911	$873	$209,784	$233,137	$965	$234,102
Total notional amounts outstanding	$7,151,892	$445,303	$7,597,195	$5,652,808	$414,284	$6,067,092

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2022 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$144,488	$60,795	$–	$205,283
Forward rate agreements	109,569	23,122	305	132,996
Swaps	2,458,160	2,142,509	1,114,029	5,714,698
Options purchased	16,599	19,841	2,881	39,321
Options written	13,897	18,045	12,625	44,567
	2,742,713	2,264,312	1,129,840	6,136,865
Foreign exchange and gold contracts
Futures	7,334	7,342	204	14,880
Spot and forwards	452,733	27,323	7,657	487,713
Swaps	175,690	331,270	188,494	695,454
Options purchased	18,916	6,514	353	25,783
Options written	21,698	4,675	343	26,716
	676,371	377,124	197,051	1,250,546
Other derivative contracts
Equity	78,998	40,414	550	119,962
Credit	17,124	6,602	3,308	27,034
Commodity and other contracts	42,464	20,027	297	62,788
	138,586	67,043	4,155	209,784
Total	$3,557,670	$2,708,479	$1,331,046	$7,597,195

As at October 31, 2021 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$68,444	$54,787	$117	$123,348
Forward rate agreements	172,600	46,433	808	219,841
Swaps	1,461,005	1,989,045	911,376	4,361,426
Options purchased	22,432	15,694	2,734	40,860
Options written	17,428	14,895	9,462	41,785
	1,741,909	2,120,854	924,497	4,787,260
Foreign exchange and gold contracts
Futures	9,032	6,382	384	15,798
Spot and forwards	399,518	21,526	5,962	427,006
Swaps	116,067	287,705	166,403	570,175
Options purchased	12,215	3,976	65	16,256
Options written	14,373	2,115	7	16,495
	551,205	321,704	172,821	1,045,730
Other derivative contracts
Equity	102,031	43,146	175	145,352
Credit	15,554	7,810	4,057	27,421
Commodity and other contracts	39,966	21,182	181	61,329
	157,551	72,138	4,413	234,102
Total	$2,450,665	$2,514,696	$1,101,731	$6,067,092

Summary of Credit Exposure of Derivative Financial Instruments

	2022				2021
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	Risk- Weighted Assets
Interest rate contracts
Futures	$205,283	$–	$10	$–	$123,348	$–	$18	$1
Forward rate agreements	132,996	311	93	55	219,841	32	125	68
Swaps	5,714,698	4,331	7,655	589	4,361,426	3,951	4,760	1,120
Options purchased	39,321	183	179	50	40,860	70	44	10
Options written	44,567	–	7	1	41,785	–	11	3
	6,136,865	4,825	7,944	695	4,787,260	4,053	4,958	1,202
Foreign exchange and gold contracts
Futures	14,880	–	253	5	15,798	–	148	3
Spot and forwards	487,713	1,784	5,834	1,425	427,006	1,604	4,455	1,404
Swaps	695,454	2,147	10,330	2,273	570,175	1,128	7,287	1,660
Options purchased	25,783	472	638	172	16,256	351	247	118
Options written	26,716	–	16	3	16,495	–	14	2
	1,250,546	4,403	17,071	3,878	1,045,730	3,083	12,151	3,187
Other derivative contracts
Equity	119,962	636	6,534	968	145,352	1,423	9,707	1,340
Credit	27,034	271	415	136	27,421	197	304	59
Commodity and other contracts	62,788	2,636	9,057	649	61,329	4,562	6,610	1,182
	209,784	3,543	16,006	1,753	234,102	6,182	16,621	2,581
Credit Valuation Adjustment	–	–	–	6,422	–	–	–	3,957
Total derivatives	$7,597,195	$12,771	$41,021	$12,748	$6,067,092	$13,318	$33,730	$10,927
Amount settled through central counterparties (2)
Exchange-traded	307,076	–	8,110	175	226,695	–	5,200	123
Over-the-counter	5,473,700	–	4,175	83	4,239,877	–	849	17
	$5,780,776	$–	$12,285	$258	$4,466,572	$–	$6,049	$140

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $42,929 (2021 – $28,961) for CRA, and $84,431

(2021 – $67,487) for CEA.

(2)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

Summary of Financial Derivatives at Fair Value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2022		2022		2021
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$121	$23	$311	$48	$69	$3
Swaps	9,243	10,631	8,385	8,300	9,805	9,427
Options	558	563	1,384	571	412	195
	9,922	11,217	10,080	8,919	10,286	9,625
Foreign exchange and gold contracts
Forwards	6,782	5,412	8,624	7,128	4,823	4,154
Swaps	12,148	12,461	15,672	16,722	9,070	10,796
Options	462	361	795	576	357	259
	19,392	18,234	25,091	24,426	14,250	15,209
Other derivative contracts
Equity	3,555	4,041	2,560	3,648	3,677	5,049
Credit	487	25	780	25	245	30
Commodity and other contracts	7,317	5,964	4,925	3,667	6,921	5,789
	11,359	10,030	8,265	7,340	10,843	10,868
Trading derivatives’ market valuation	$40,673	$39,481	$43,436	$40,685	$35,379	$35,702
Hedging
Interest rate contracts
Swaps			$5,130	$13,935	$2,839	$3,538
Foreign exchange and gold contracts
Forwards			956	1,078	461	236
Swaps			6,176	10,130	3,582	2,726
			$7,132	$11,208	$4,043	$2,962
Other derivative contracts
Equity			$1	$72	$41	$1
Hedging derivatives’ market valuation			$12,263	$25,215	$6,923	$6,501
Total derivative financial instruments as per Statement of Financial Position			$55,699	$65,900	$42,302	$42,203
Less: impact of master netting and collateral (2)			42,929	42,929	28,961	28,961
Net derivative financial instruments (2)			$12,770	$22,971	$13,341	$13,242

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2021 was: favourable $37,046 and unfavourable $35,339. Average fair value amounts are based on the latest 13 month-end
balances.

(2)
Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

Summary of Notional Amount of Derivatives and Carrying Amount of Deposit Liabilities
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2022				2021
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$35,535	$89,709	$17,588	$142,832	$21,850	$127,350	$14,489	$163,689
Foreign currency/interest rate risk – swaps	–	–	–	–	–	11	–	11

Cash flow hedges
Interest rate risk – swaps	18,267	69,933	34,180	122,380	34,489	62,934	28,754	126,177
Foreign currency/interest rate risk – swaps	16,886	17,628	8,527	43,041	16,906	23,224	7,645	47,775
Foreign currency risk
Swaps	47,525	89,863	28,745	166,133	29,002	54,434	14,425	97,861
Foreign currency forwards	14,699	–	–	14,699	10,510	–	–	10,510
Cash	77	–	–	77	66	–	–	66
Equity risk – total return swaps	270	603	–	873	316	649	–	965

Net investment hedges
Foreign currency risk
Foreign currency forwards	24,038	–	–	24,038	18,132	–	–	18,132
Deposit liabilities	6,289	–	–	6,289	5,714	–	–	5,714
Total	$163,586	$267,736	$89,040	$520,362	$136,985	$268,602	$65,313	$470,900

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

Summary of Average Price or Rate of Hedging Instruments
The following table shows the average rate or price of significant hedging instruments.

	2022			2021
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	1.83%	n/a	n/a	1.18%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	2.57%	n/a	n/a	1.22%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	1.70%	1.30	n/a	1.33%	1.31	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.27	n/a	n/a	1.27	n/a
CAD-EUR	n/a	1.19	n/a	n/a	1.50	n/a
CAD-GBP	n/a	1.56	n/a	n/a	1.72	n/a
Foreign currency forwards
CAD-USD	n/a	1.29	n/a	n/a	1.26	n/a
Equity price risk – total return swaps	n/a	n/a	$65.85	n/a	n/a	$71.29

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.29	n/a	n/a	1.26	n/a
MXN-CAD	n/a	16.91	n/a	n/a	16.77	n/a
PEN-CAD	n/a	3.07	n/a	n/a	3.08	n/a

(1)
The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term to maturity of less than 5 years.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2022 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$4,238	$(4,635)	$1,188	$(1,179)	$9
Investment securities			2,837	(2,811)	26	$31,325	$(2,500)	$54
Loans			2,550	(2,579)	(29)	111,469	(1,552)	(1,926)
Deposit liabilities			(3,998)	4,010	12	(72,004)	3,997	312
Subordinated debentures			(201)	201	–	(5,354)	202	(44)

Foreign currency/interest
rate risk – swaps	–	–	–	–	–
Investment securities			–	–	–	80	–	(1)
Total	$4,238	$(4,635)	$1,188	$(1,179)	$9	$65,516	$147	$(1,605)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2022.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2021 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$1,868	$(967)	$1,708	$(1,736)	$(28)
Investment securities			790	(809)	(19)	$16,315	$92	$163
Loans			2,233	(2,230)	3	117,009	(1,339)	5
Deposit liabilities			(1,236)	1,224	(12)	(60,444)	417	(371)
Subordinated debentures			(79)	79	–	(4,692)	(1)	(71)

Foreign currency/interest
rate risk – swaps	–	(1)	3	(2)	1
Investment securities			3	(2)	1	89	–	(1)
Total	$1,868	$ (968)	$ 1,711	$(1,738)	$ (27)	$ 68,277	$(831)	$(275)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2021.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Other Comprehensive Income
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2022 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,977	$(7,683)	$(4,193)	$(4,250)	$11
Foreign currency/interest rate risk – swaps	314	(3,277)	(4,318)	(4,349)	(24)
Foreign currency risk
Swaps	4,777	(8,470)	(2,592)	(2,589)	(5)
Foreign currency forwards	678	(61)	1,162	1,159	2
Cash	72	–	22	22	–
Equity risk – total return swaps	1	(72)	(134)	(134)	–
	7,819	(19,563)	(10,053)	(10,141)	(16)
Net investment hedges
Foreign currency risk
Foreign currency forwards	278	(1,017)	(1,343)	(1,343)	–
Deposit liabilities	n/a	(6,289)	(574)	(574)	–
	278	(7,306)	(1,917)	(1,917)	–
Total	$8,097	$(26,869)	$(11,970)	$(12,058)	$(16)

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2022.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative
.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2021 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,204	$(2,818)	$(1,004)	$(1,017)	$16
Foreign currency/interest rate risk – swaps	2,428	(180)	1,352	1,378	(5)
Foreign currency risk
Swaps	921	(2,298)	(1,969)	(1,973)	1
Foreign currency forwards	25	(155)	72	69	5
Cash	66	–	(2)	(2)	–
Equity risk – total return swaps	41	(1)	330	330	–
	4,685	(5,452)	(1,221)	(1,215)	17
Net investment hedges
Foreign currency risk
Foreign currency forwards	436	(81)	841	841	–
Deposit liabilities	n/a	(5,714)	435	435	–
	436	(5,795)	1,276	1,276	–
Total	$5,121	$ (11,247)	$ 55	$ 61	$ 17

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2021.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income
For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI gains/ (losses) as at November 1, 2021	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2022	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2022
For the year ended October 31, 2022 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(456)	$(4,204)	$1,202	$(3,458)	$(3,526)	$68
Foreign currency/interest rate risk	(9)	(4,294)	2,428	(1,875)	(2,003)	128
Foreign currency risk	43	(1,405)	181	(1,181)	(1,179)	(2)
Equity risk	61	(134)	69	(4)	(4)	–
	(361)	(10,037)	3,880	(6,518)	(6,712)	194
Net investment hedges
Foreign currency risk	(1,829)	(1,917)	262	(3,484)	(3,387)	(97)
Total	$(2,190)	$(11,954)	$4,142	$(10,002)	$(10,099)	$97

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI gains/ (losses) as at November 1, 2020	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2021	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2021
For the year ended October 31, 2021 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$412	$(1,033)	$165	$(456)	$(991)	$535
Foreign currency/interest rate risk	1,054	1,434	(2,497)	(9)	(192)	183
Foreign currency risk	(706)	(1,998)	2,747	43	31	12
Equity risk	(30)	330	(239)	61	61	–
	730	(1,267)	176	(361)	(1,091)	730
Net investment hedges
Foreign currency risk	(3,136)	1,276	31	(1,829)	(1,726)	(103)
Total	$(2,406)	$9	$207	$(2,190)	$(2,817)	$627

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non- interest income-other.